Subsidiary (Table)	7 Months Ended
Aug. 07, 2023
Boa Vista Servios S.A [Member]
Disclosure of subsidiaries [line items]
Summary of Interest in Subsidiaries
We present below information on the Company’s subsidiary as of August 7, 2023 and December 31, 2022:

Direct interest:	August 7, 2023	December 31, 2022
	Ownership interest %
Acordo Certo Participações S.A. (*)	—	100.00